Share capital and reserves	6 Months Ended
Jun. 30, 2025
Share capital and reserves
Share capital and reserves

10Share capital and reserves

	June 30,		December 31,
Allotted, called up and fully paid:	2025		2024
	No.	£	No.	£
Ordinary of $0.001 each	84,677,721	66,819	69,542,515	54,753
	84,677,721	66,819	69,542,515	54,753

Ordinary shares (other than shares held in treasury) have full voting rights, full dividend rights. Treasury shares totalling 140,000 are excluded as at June 30, 2025 (December 31, 2024: 140,000). The Company is authorized to issue 200,000,000 ordinary shares.

During the period 15,135,206 ordinary shares were issued as shown below:

	Shares	Share capital	Proceeds	Premium
	issued	issued	received	arising
	No.	£	£ 000	£ 000
January 2025 Offering	15,000,000	11,972	44,203	44,066
2021 Incentive Plan	129,022	89	—	—
EMI Scheme	6,184	5	11	11
	15,135,206	12,066	44,214	44,077

10Share capital and reserves (continued)

Nature and purpose of other reserves

	June 30,	December 31,
	2025	2024
	£ 000	£ 000
Share based payment reserve	29,183	27,073
Warrant reserve	36,693	13,475
Merger reserve	54,841	54,841
Foreign currency translation reserve	6,061	3,910
	126,778	99,299

The share-based payments reserve is used to recognize the grant date fair value of options issued to employees but not exercised.

The warrant reserve is used to recognize the fair value of warrants issued in exchange for a fixed amount of cash or another financial asset for a fixed number of the Company’s ordinary shares (‘fixed-for-fixed condition’). As part of the January 2025 Offering, 7.5 million Tranche A warrants and 7.5 million Tranche B warrants were issued on January 24, 2025, resulting in £23,553 thousand ($28,984 thousand) being recognised within the warrant reserve.

The merger reserve is used to reflect any difference between the consideration and the book value of net assets acquired as part of a business combination.

The translation reserve arises upon the retranslation of overseas subsidiaries and the Company’s USD denominated balances in consolidated financial statements.